UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10067

Eaton Vance Variable Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

Item 1. Schedule of Investments

Eaton Vance VT Floating-Rate Income Fund                                                                         as of September 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 96.4% (1)

Principal Amount	Borrower/Tranche Description	Value
Aerospace and Defense — 1.6%
	AWAS Capital, Inc.
$227,556	Term Loan, 7.00%, Maturing March 22, 2013	$217,316
	BE Aerospace, Inc.
125,000	Term Loan, 7.16%, Maturing August 24, 2012	123,646
	DAE Aviation Holdings, Inc.
333,333	Term Loan, Maturing July 31, 2009 (2)	333,750
666,667	Term Loan, Maturing July 31, 2014 (2)	667,500
	Evergreen International Aviation
395,256	Term Loan, 8.63%, Maturing October 31, 2011	385,374
	Hawker Beechcraft Acquisition
179,043	Term Loan, 5.26%, Maturing March 26, 2014	174,716
2,105,378	Term Loan, 7.19%, Maturing March 26, 2014	2,054,497
	Hexcel Corp.
233,922	Term Loan, 7.19%, Maturing March 1, 2012	228,074
	IAP Worldwide Services, Inc.
171,938	Term Loan, 11.50%, Maturing December 30, 2012	149,414
	Spirit AeroSystems, Inc.
811,634	Term Loan, 7.11%, Maturing December 31, 2011	807,576
	TransDigm, Inc.
1,925,000	Term Loan, 7.20%, Maturing June 23, 2013	1,892,115
	Vought Aircraft Industries, Inc.
1,871,898	Term Loan, 7.63%, Maturing December 17, 2011	1,843,820
	Wesco Aircraft Hardware Corp.
413,313	Term Loan, 7.45%, Maturing September 29, 2013	407,113
	Wyle Laboratories, Inc.
995,000	Term Loan, 8.13%, Maturing January 28, 2011	971,369
		$10,256,280
Air Transport — 0.2%
	Delta Air Lines, Inc.
$700,000	Term Loan, 8.61%, Maturing April 30, 2014	$680,167
	Northwest Airlines, Inc.
693,000	DIP Loan, 7.15%, Maturing August 21, 2008	661,295
		$1,341,462
Automotive — 3.9%
	Accuride Corp.
$2,098,258	Term Loan, 7.87%, Maturing January 31, 2012	$2,056,293
	Adesa, Inc.
3,391,500	Term Loan, 7.45%, Maturing October 18, 2013	3,274,615
	Affina Group, Inc.
268,350	Term Loan, 8.36%, Maturing November 30, 2011	263,989

	Allison Transmission, Inc.
$2,025,000	Term Loan, 8.54%, Maturing September 30, 2014	$1,969,312
	Dana Corp.
1,500,000	Term Loan, 7.98%, Maturing March 30, 2008	1,493,749
	Dayco Products, LLC
529,926	Term Loan, 7.79%, Maturing June 21, 2011	515,794
	Delphi Corp.
1,000,000	DIP Loan, 8.13%, Maturing December 31, 2007	997,500
	Dollar Thrifty Automotive Group, Inc.
598,500	Term Loan, 7.75%, Maturing June 15, 2014	584,036
	Federal-Mogul Corp.
1,000,000	DIP Loan, 6.89%, Maturing December 31, 2007	996,250
	Ford Motor Co.
967,688	Term Loan, 8.70%, Maturing December 15, 2013	940,807
	General Motors Corp.
500,000	Term Loan, Maturing November 29, 2013 (2)	478,750
2,188,991	Term Loan, 7.74%, Maturing November 29, 2013	2,137,135
	Goodyear Tire & Rubber Co.
3,425,000	Term Loan, 6.85%, Maturing April 30, 2010	3,326,531
	Keystone Automotive Operations, Inc.
496,250	Term Loan, 8.88%, Maturing January 12, 2012	459,652
	Tenneco Automotive, Inc.
525,000	Term Loan, 7.30%, Maturing March 17, 2014	506,625
	The Hertz Corp.
379,938	Term Loan, 5.24%, Maturing December 21, 2012	374,750
2,117,026	Term Loan, 7.56%, Maturing December 21, 2012	2,088,120
	TriMas Corp.
187,500	Term Loan, 8.05%, Maturing August 2, 2011	182,812
804,375	Term Loan, 7.61%, Maturing August 2, 2013	784,266
	TRW Automotive, Inc.
925,000	Term Loan, 6.88%, Maturing February 2, 2014	917,402
	United Components, Inc.
1,141,002	Term Loan, 7.38%, Maturing June 30, 2010	1,115,330
		$25,463,718
Beverage and Tobacco — 0.4%
	Constellation Brands, Inc.
$620,000	Term Loan, 7.16%, Maturing June 5, 2013	$613,302
	Culligan International Co.
1,820,438	Term Loan, 7.42%, Maturing November 24, 2014	1,718,038
	Southern Wine & Spirits of America, Inc.
332,716	Term Loan, 6.70%, Maturing May 31, 2012	330,325
		$2,661,665
Brokers, Dealers and Investment Houses — 0.1%
	AmeriTrade Holding Corp.
$728,837	Term Loan, 6.63%, Maturing December 31, 2012	$720,638
		$720,638

Building and Development — 2.7%
	AIMCO Properties, L.P.
$1,225,000	Term Loan, 6.86%, Maturing March 23, 2011	$1,198,203
	Beacon Sales Acquisition, Inc.
297,750	Term Loan, 7.39%, Maturing September 30, 2013	285,840
	Building Materials Corp. of America
794,015	Term Loan, 8.13%, Maturing February 22, 2014	733,471
	Capital Automotive REIT
325,592	Term Loan, 7.42%, Maturing December 16, 2010	321,156
	Contech Construction Products
789,882	Term Loan, 7.50%, Maturing January 13, 2013	766,185
	Epco / Fantome, LLC
240,000	Term Loan, 7.98%, Maturing November 23, 2010	240,600
	General Growth Properties, Inc.
348,684	Term Loan, 7.07%, Maturing February 24, 2011	342,265
	LNR Property Corp.
750,000	Term Loan, 8.11%, Maturing July 3, 2011	728,125
	Mueller Water Products, Inc.
918,154	Term Loan, 7.06%, Maturing May 24, 2014	903,808
	NCI Building Systems, Inc.
200,893	Term Loan, 6.92%, Maturing June 18, 2010	197,377
	Nortek, Inc.
320,100	Term Loan, 7.61%, Maturing August 27, 2011	308,896
	Panolam Industries Holdings, Inc.
1,827,788	Term Loan, 7.95%, Maturing September 30, 2012	1,754,677
	PLY GEM Industries, Inc.
1,079,055	Term Loan, 7.95%, Maturing August 15, 2011	1,017,347
40,318	Term Loan, 7.95%, Maturing August 15, 2011	38,013
	Re/Max International, Inc.
258,333	Term Loan, 5.67%, Maturing January 23, 2008 (3)	254,781
241,667	Term Loan, 7.24%, Maturing January 23, 2008	238,344
	Realogy Corp.
551,515	Term Loan, 5.28%, Maturing September 1, 2014	517,873
2,043,364	Term Loan, 8.36%, Maturing September 1, 2014	1,918,718
	Standard Pacific Corp.
450,000	Term Loan, 7.27%, Maturing May 5, 2013	418,594
	Stile Acquisition Corp.
322,300	Term Loan, 7.36%, Maturing April 6, 2013	304,305
	Stile U.S. Acquisition Corp.
322,850	Term Loan, 7.36%, Maturing April 6, 2013	304,824
	TRU 2005 RE Holding Co.
3,450,000	Term Loan, 8.67%, Maturing December 9, 2008	3,425,922
	Wintergames Acquisition ULC
1,537,812	Term Loan, 7.18%, Maturing April 24, 2008	1,522,434
		$17,741,758

Business Equipment and Services — 7.1%
	ACCO Brands Corp.
$1,721,912	Term Loan, 7.23%, Maturing August 17, 2012	$1,694,649
	Activant Solutions, Inc.
998,109	Term Loan, 7.38%, Maturing May 1, 2013	955,689
	Acxiom Corp.
1,360,000	Term Loan, 7.50%, Maturing September 15, 2012	1,339,600
	Affiliated Computer Services
688,981	Term Loan, 7.13%, Maturing March 20, 2013	679,891
1,557,787	Term Loan, 7.69%, Maturing March 20, 2013	1,537,234
	Affinion Group, Inc.
1,270,109	Term Loan, 7.99%, Maturing October 17, 2012	1,245,765
	Allied Security Holdings, LLC
337,273	Term Loan, 8.20%, Maturing June 30, 2010	335,586
	Buhrmann US, Inc.
497,494	Term Loan, 7.63%, Maturing December 31, 2010	485,678
289,523	Term Loan, 7.65%, Maturing December 31, 2010	282,646
	Cellnet Group, Inc.
499,853	Term Loan, 7.20%, Maturing July 22, 2011	486,107
	DynCorp International, LLC
691,125	Term Loan, Maturing February 11, 2011 (2)	671,256
92,120	Term Loan, 7.25%, Maturing February 11, 2011	94,856
	Education Management, LLC
2,428,602	Term Loan, 7.13%, Maturing June 1, 2013	2,353,045
	Info USA, Inc.
992,500	Term Loan, 7.20%, Maturing February 14, 2012	970,169
	Information Resources, Inc.
997,411	Term Loan, 7.19%, Maturing May 7, 2014	961,255
	Intergraph Corp.
815,673	Term Loan, 7.44%, Maturing May 29, 2014	795,791
	Iron Mountain, Inc.
1,670,813	Term Loan, 7.06%, Maturing April 16, 2014	1,664,026
	Kronos, Inc.
798,000	Term Loan, 7.45%, Maturing June 11, 2014	763,087
	Mitchell International, Inc.
1,492,500	Term Loan, 7.20%, Maturing March 28, 2014	1,449,591
	N.E.W. Holdings I, LLC
662,820	Term Loan, 7.95%, Maturing May 22, 2014	622,636
	PGS Solutions, Inc.
1,894,241	Term Loan, 7.62%, Maturing February 14, 2013	1,809,000
	Protection One, Inc.
1,036,102	Term Loan, 7.79%, Maturing March 31, 2012	1,015,379
	Quintiles Transnational Corp.
2,418,187	Term Loan, 7.20%, Maturing March 31, 2013	2,347,656
	RiskMeterics Group Holdings, LLC
1,542,250	Term Loan, 7.45%, Maturing January 11, 2014	1,530,683

	Sabre, Inc.
$3,190,795	Term Loan, 7.36%, Maturing September 30, 2014	$3,040,429
	Serena Software, Inc.
460,000	Term Loan, 7.34%, Maturing March 10, 2013	442,750
	Sitel (Client Logic)
1,022,133	Term Loan, 7.78%, Maturing January 29, 2014	965,916
	Solera Nederland Holdings
1,542,250	Term Loan, 7.69%, Maturing May 15, 2014	1,492,127
	SunGard Data Systems, Inc.
5,956,624	Term Loan, 7.36%, Maturing February 11, 2013	5,865,726
	TDS Investor Corp.
2,638,816	Term Loan, 7.45%, Maturing August 23, 2013	2,577,705
	Transaction Network Services, Inc.
434,518	Term Loan, 7.48%, Maturing May 4, 2012	428,001
	Valassis Communications, Inc.
1,183,331	Term Loan, 6.95%, Maturing March 2, 2014	1,104,935
	VWR International, Inc.
1,175,000	Term Loan, 7.70%, Maturing June 28, 2013	1,119,187
	West Corp.
1,980,037	Term Loan, 7.61%, Maturing October 24, 2013	1,946,624
496,250	Term Loan, 7.61%, Maturing May 11, 2014	487,876
	Williams Scotsman, Inc.
750,000	Term Loan, 6.64%, Maturing June 27, 2010	744,375
		$46,306,926
Cable and Satellite Television — 4.9%
	Atlantic Broadband Finance, LLC
$1,639,137	Term Loan, 7.45%, Maturing February 10, 2011	$1,612,910
	Bragg Communications, Inc.
975,000	Term Loan, 8.06%, Maturing August 31, 2014	976,219
	Bresnan Broadband Holdings, LLC
300,000	Term Loan, 7.36%, Maturing March 29, 2014	292,714
2,700,000	Term Loan, 7.45%, Maturing March 29, 2014	2,634,428
	Cequel Communications, LLC
2,985,000	Term Loan, 7.37%, Maturing November 5, 2013	2,874,370
	Charter Communications Operating, Inc.
7,434,441	Term Loan, 7.36%, Maturing April 28, 2013	7,195,476
	CSC Holdings, Inc.
3,293,412	Term Loan, 7.57%, Maturing March 29, 2013	3,253,480
	CW Media Holdings, Inc.
450,000	Term Loan, Maturing February 15, 2015 (2)	447,750
	DirecTV Holdings, LLC
1,812,191	Term Loan, 6.63%, Maturing April 13, 2013	1,803,886
	Insight Midwest Holdings, LLC
4,500,000	Term Loan, 7.11%, Maturing April 6, 2014	4,421,250
	MCC Iowa, LLC
211,750	Term Loan, 6.84%, Maturing March 31, 2010	202,486

	Mediacom Broadband Group
$248,125	Term Loan, 6.88%, Maturing January 31, 2015	$239,972
	Mediacom Illinois, LLC
444,144	Term Loan, 6.88%, Maturing January 31, 2015	428,757
	UPC Broadband Holding B.V.
5,500,000	Term Loan, 7.13%, Maturing October 16, 2011	5,278,284
		$31,661,982
Chemicals and Plastics — 5.9%
	AZ Chem US, Inc.
$995,000	Term Loan, 7.54%, Maturing February 28, 2013	$948,566
	Brenntag Holding GmbH and Co. KG
255,273	Term Loan, 7.39%, Maturing December 23, 2013	246,445
1,044,727	Term Loan, 7.39%, Maturing December 23, 2013	1,008,597
	Celanese Holdings, LLC
2,369,063	Term Loan, 7.11%, Maturing April 2, 2014	2,326,308
	Cognis GmbH
975,000	Term Loan, 7.69%, Maturing September 15, 2013	911,016
	Columbian Chemicals Acquisition
1,485,000	Term Loan, 6.95%, Maturing March 16, 2013	1,410,750
	Foamex L.P.
1,411,765	Term Loan, 7.68%, Maturing February 12, 2013	1,328,235
	Georgia Gulf Corp.
1,549,609	Term Loan, 8.30%, Maturing October 3, 2013	1,517,002
	Hercules, Inc.
267,501	Term Loan, 7.25%, Maturing October 8, 2010	262,932
	Hexion Specialty Chemicals, Inc.
500,000	Term Loan, 7.63%, Maturing May 5, 2012	493,945
410,179	Term Loan, 7.50%, Maturing May 5, 2013	405,212
1,893,020	Term Loan, 7.63%, Maturing May 5, 2013	1,870,097
1,699,457	Term Loan, 7.63%, Maturing May 5, 2013	1,678,878
	Huish Detergents, Inc.
598,500	Term Loan, 7.20%, Maturing April 26, 2014	567,079
	Huntsman International, LLC
1,800,000	Term Loan, 6.89%, Maturing August 16, 2012	1,790,197
	INEOS Group
668,250	Term Loan, 7.36%, Maturing December 14, 2013	661,150
668,250	Term Loan, 7.86%, Maturing December 14, 2014	661,150
	Innophos, Inc.
631,857	Term Loan, 7.38%, Maturing August 10, 2010	625,539
	Invista B.V.
196,500	Term Loan, 6.70%, Maturing April 30, 2010	190,605
161,943	Term Loan, 6.70%, Maturing April 29, 2011	159,244
85,842	Term Loan, 6.70%, Maturing April 29, 2011	84,411
	ISP Chemco, Inc.
2,793,000	Term Loan, 7.27%, Maturing June 4, 2014	2,706,593

	Kleopatra
$1,175,000	Term Loan, 7.85%, Maturing January 3, 2016	$1,110,375
	Kranton Polymers, LLC
1,286,567	Term Loan, 7.38%, Maturing May 12, 2013	1,260,835
	Lucite International Group Holdings
323,616	Term Loan, 7.45%, Maturing July 7, 2013	319,571
914,003	Term Loan, 7.45%, Maturing July 7, 2013	902,578
	Lyondell Chemical Co.
1,485,000	Term Loan, 6.63%, Maturing August 16, 2013	1,478,735
	MacDermid, Inc.
2,239,997	Term Loan, 7.20%, Maturing April 12, 2014	2,167,197
	Millenium Inorganic Chemicals
875,000	Term Loan, 7.45%, Maturing April 30, 2014	843,281
	Momentive Performance Material
1,141,375	Term Loan, 7.81%, Maturing December 4, 2013	1,117,834
	Mosaic Co.
565,294	Term Loan, 6.94%, Maturing December 21, 2012	563,469
	Nalco Co.
2,756,520	Term Loan, 7.27%, Maturing November 4, 2010	2,739,865
	Propex Fabrics, Inc.
162,032	Term Loan, 8.58%, Maturing July 31, 2012	137,727
	Rockwood Specialties Group, Inc.
2,869,370	Term Loan, 6.86%, Maturing December 10, 2012	2,799,030
	Solo Cup Co.
280,749	Term Loan, 8.94%, Maturing February 27, 2011	278,894
	Solutia, Inc.
945,138	DIP Loan, 8.36%, Maturing March 31, 2008	942,480
		$38,515,822
Clothing/Textiles — 0.4%
	Hanesbrands, Inc.
$1,614,125	Term Loan, 7.09%, Maturing September 5, 2013	$1,594,957
	The William Carter Co.
1,049,381	Term Loan, 6.80%, Maturing July 14, 2012	1,033,859
		$2,628,816
Conglomerates — 2.6%
	Amsted Industries, Inc.
$525,113	Term Loan, Maturing October 15, 2010 (2)	$528,395
474,887	Term Loan, Maturing April 5, 2013 (2)	470,138
982,456	Term Loan, 7.38%, Maturing October 15, 2010	958,445
	Brickman Group Holdings, Inc.
1,293,500	Term Loan, 7.14%, Maturing January 23, 2014	1,257,929
	Doncasters (Dunde HoldCo 4 Ltd.)
681,731	Term Loan, 7.57%, Maturing July 13, 2015	661,279
681,731	Term Loan, 8.07%, Maturing July 13, 2015	661,279
	Gentek, Inc.
690,521	Term Loan, 7.76%, Maturing February 28, 2011	675,416

	Goodman Global Holdings, Inc.
$483,125	Term Loan, 7.19%, Maturing December 23, 2011	$471,047
	Jarden Corp.
2,194,520	Term Loan, 6.95%, Maturing January 24, 2012	2,137,943
87,823	Term Loan, 6.95%, Maturing January 24, 2012	85,559
	Johnson Diversey, Inc.
1,269,222	Term Loan, 7.36%, Maturing December 16, 2011	1,248,068
	Polymer Group, Inc.
1,596,563	Term Loan, 7.42%, Maturing November 22, 2012	1,580,597
	RBS Global, Inc.
1,197,500	Term Loan, 7.64%, Maturing July 19, 2013	1,177,292
	Rexnord Corp.
1,401,639	Term Loan, 7.86%, Maturing July 19, 2013	1,377,987
	RGIS Holdings, LLC
93,813	Term Loan, 7.63%, Maturing April 30, 2014	89,474
1,876,250	Term Loan, 7.63%, Maturing April 30, 2014	1,789,473
	Samsonite Corp.
992,500	Term Loan, 7.49%, Maturing December 21, 2013	987,124
	Vertrue, Inc.
575,000	Term Loan, Maturing August 16, 2014 (2)	546,250
		$16,703,695
Containers and Glass Products — 2.6%
	Berry Plastics Corp.
$2,985,000	Term Loan, 7.36%, Maturing April 3, 2015	$2,917,837
	Bluegrass Container Co.
762,000	Term Loan, 7.58%, Maturing June 30, 2013	758,666
228,000	Term Loan, 7.62%, Maturing June 30, 2013	227,003
	Consolidated Container Co.
746,250	Term Loan, 7.61%, Maturing March 28, 2014	712,202
	Crown Americas, Inc.
495,000	Term Loan, 7.31%, Maturing November 15, 2012	481,388
	Graham Packaging Holdings Co.
2,986,247	Term Loan, 7.71%, Maturing October 7, 2011	2,948,298
	Graphic Packaging International, Inc.
4,181,500	Term Loan, 7.44%, Maturing May 16, 2014	4,162,085
	IPG (US), Inc.
233,450	Term Loan, 9.75%, Maturing July 28, 2011	229,948
	JSG Acquisitions
195,000	Term Loan, 7.24%, Maturing December 31, 2013	187,322
195,000	Term Loan, 7.49%, Maturing December 13, 2014	188,297
	Kranson Industries, Inc.
297,890	Term Loan, 7.45%, Maturing July 31, 2013	293,421
	Owens-Brockway Glass Container
415,438	Term Loan, 7.30%, Maturing June 14, 2013	407,388
	Pregis Corp.
294,000	Term Loan, 7.45%, Maturing October 12, 2011	285,180

	Smurfit-Stone Container Corp.
$315,820	Term Loan, 5.22%, Maturing November 1, 2011	$312,909
510,900	Term Loan, 7.44%, Maturing November 1, 2011	506,190
1,096,303	Term Loan, 7.64%, Maturing November 1, 2011	1,086,196
120,289	Term Loan, 7.69%, Maturing November 1, 2011	119,180
	Tegrant Holding Corp.
995,000	Term Loan, 7.88%, Maturing March 8, 2013	955,200
		$16,778,710
Cosmetics/Toiletries — 0.1%
	American Safety Razor Co.
$246,875	Term Loan, 7.84%, Maturing July 31, 2013	$242,555
	Prestige Brands, Inc.
262,912	Term Loan, 7.74%, Maturing April 7, 2011	258,640
		$501,195
Drugs — 1.1%
	Chattem, Inc.
$859,465	Term Loan, 7.11%, Maturing January 2, 2013	$855,168
	Graceway Pharmaceuticals, LLC
1,106,250	Term Loan, 7.95%, Maturing May 3, 2012	1,031,233
	Pharmaceutical Holdings Corp.
341,250	Term Loan, 8.38%, Maturing January 30, 2012	331,013
	Royal Pharma Finance Trust
497,500	Term Loan, 6.63%, Maturing April 16, 2013	494,183
	Stiefel Laboratories, Inc.
860,273	Term Loan, 7.61%, Maturing December 28, 2013	845,218
1,124,727	Term Loan, 7.61%, Maturing December 28, 2013	1,105,044
	Warner Chilcott Corp.
626,934	Term Loan, 7.20%, Maturing January 18, 2012	613,141
2,097,408	Term Loan, 7.24%, Maturing January 18, 2012	2,051,265
		$7,326,265
Ecological Services and Equipment — 1.4%
	Allied Waste Industries, Inc.
$807,792	Term Loan, 5.32%, Maturing January 15, 2012	$798,743
1,486,452	Term Loan, 6.76%, Maturing January 15, 2012	1,469,801
	Big Dumpster Merger Sub, Inc.
1,033,233	Term Loan, 7.45%, Maturing February 5, 2013	997,070
	Casella Waste Systems, Inc.
994,857	Term Loan, 7.34%, Maturing April 28, 2010	976,825
	Energy Solutions, LLC
733,491	Term Loan, 8.00%, Maturing June 7, 2013	724,322
	EnergySolutions, LLC
128,888	Term Loan, 7.66%, Maturing June 7, 2013	127,276
	IESI Corp.
2,000,000	Term Loan, 7.17%, Maturing January 20, 2012	1,945,000

	Sensus Metering Systems, Inc.
$13,550	Term Loan, 7.36%, Maturing December 17, 2010	$13,347
208,561	Term Loan, 7.38%, Maturing December 17, 2010	205,432
	Synagro Technologies, Inc.
750,000	Term Loan, 7.50%, Maturing June 21, 2012	729,375
	Waste Services, Inc.
963,649	Term Loan, 8.05%, Maturing March 31, 2011	946,785
	Wastequip, Inc.
466,767	Term Loan, 7.04%, Maturing February 5, 2013 (3)	450,431
		$9,384,407
Electronics/Electrical — 3.3%
	AMI Semiconductor, Inc.
$1,094,722	Term Loan, 7.63%, Maturing April 1, 2012	$1,061,881
	Aspect Software, Inc.
1,287,000	Term Loan, 8.25%, Maturing July 11, 2011	1,229,085
	Baldor Electric Co.
894,999	Term Loan, 7.12%, Maturing January 31, 2014	884,744
	EnerSys Capital, Inc.
492,462	Term Loan, 7.13%, Maturing March 17, 2011	483,844
	Fairchild Semiconductor Corp.
567,813	Term Loan, 6.70%, Maturing June 26, 2013	557,876
	Freescale Semiconductor, Inc.
3,379,487	Term Loan, 7.33%, Maturing December 1, 2013	3,237,971
	Infor Enterprise Solutions Holdings
499,143	Term Loan, 7.95%, Maturing July 28, 2012	483,545
2,228,741	Term Loan, 8.95%, Maturing July 28, 2012	2,159,092
	Invensys International Holding
1,472,222	Term Loan, 7.36%, Maturing December 15, 2010	1,435,417
527,778	Term Loan, 7.36%, Maturing January 15, 2011	514,583
	Network Solutions, LLC
947,400	Term Loan, 7.68%, Maturing March 7, 2014	904,767
	Open Solutions, Inc.
1,691,798	Term Loan, 7.49%, Maturing January 23, 2014	1,616,725
	Sensata Technologies Finance Co.
2,587,001	Term Loan, 7.11%, Maturing April 27, 2013	2,495,069
	SS&C Technologies, Inc.
1,677,848	Term Loan, 7.20%, Maturing November 23, 2012	1,635,902
	TTM Technologies, Inc.
272,500	Term Loan, 7.50%, Maturing October 27, 2012	268,413
	VeriFone, Inc.
555,188	Term Loan, 7.11%, Maturing October 31, 2013	548,248
	Vertafore, Inc.
2,238,764	Term Loan, 8.01%, Maturing January 31, 2012	2,177,198
		$21,694,360

Equipment Leasing — 0.2%
	Maxim Crane Works, L.P.
$625,000	Term Loan, 7.36%, Maturing June 29, 2014	$593,750
	United Rentals, Inc.
328,620	Term Loan, 5.32%, Maturing February 14, 2011	327,439
718,260	Term Loan, 7.72%, Maturing February 14, 2011	715,679
		$1,636,868
Farming/Agriculture — 0.2%
	Central Garden & Pet Co.
$246,250	Term Loan, 7.20%, Maturing February 28, 2014	$233,938
	United Agri Products, Inc.
1,230,038	Term Loan, 7.36%, Maturing June 8, 2012	1,230,038
		$1,463,976
Financial Intermediaries — 1.6%
	Citco III, Ltd.
$1,400,000	Term Loan, 7.63%, Maturing June 30, 2014	$1,344,000
	Coinstar, Inc.
619,112	Term Loan, 7.36%, Maturing July 7, 2011	612,921
	E.A. Viner International Co.
668,300	Term Loan, 7.70%, Maturing July 31, 2013	661,617
	Grosvenor Capital Management
1,738,108	Term Loan, 7.63%, Maturing December 5, 2013	1,694,655
	INVESTools, Inc.
300,000	Term Loan, 8.45%, Maturing August 13, 2012	294,000
	iPayment, Inc.
1,718,295	Term Loan, 7.36%, Maturing May 10, 2013	1,632,380
	LPL Holdings, Inc.
2,203,123	Term Loan, 7.20%, Maturing December 18, 2014	2,142,537
	Oxford Acquisition III, Ltd.
2,000,000	Term Loan, 7.11%, Maturing May 24, 2014	1,865,000
	The Geo Group, Inc.
335,291	Term Loan, 6.66%, Maturing January 24, 2014	333,615
		$10,580,725
Food Products — 3.3%
	Acosta, Inc.
$2,925,462	Term Loan, 7.38%, Maturing July 28, 2013	$2,863,296
	Advance Food Company, Inc.
66,667	Term Loan, 0.00%, Maturing March 16, 2014 (3)	63,334
232,166	Term Loan, 6.95%, Maturing March 16, 2014	220,558
	Advantage Sales & Marketing, Inc.
2,031,106	Term Loan, 7.17%, Maturing March 29, 2013	1,942,245
	American Seafoods Group, LLC
389,186	Term Loan, 6.95%, Maturing September 30, 2011	377,511
1,194,496	Term Loan, 6.95%, Maturing September 30, 2012	1,176,579

	BF Bolthouse HoldCo, LLC
$939,462	Term Loan, 7.63%, Maturing December 16, 2012	$914,801
	Birds Eye Foods, Inc.
1,292,500	Term Loan, 6.95%, Maturing March 22, 2013	1,253,725
	Chiquita Brands, LLC
1,796,827	Term Loan, 8.19%, Maturing June 28, 2012	1,751,345
	Dean Foods Co.
2,985,000	Term Loan, 6.70%, Maturing April 2, 2014	2,917,838
	Del Monte Corp.
493,750	Term Loan, 6.65%, Maturing February 8, 2012	489,677
	Dole Food Company, Inc.
93,660	Term Loan, 5.23%, Maturing April 12, 2013	90,865
691,916	Term Loan, 7.51%, Maturing April 12, 2013	671,266
207,575	Term Loan, 7.64%, Maturing April 12, 2013	201,380
	Michael Foods, Inc.
282,370	Term Loan, 7.36%, Maturing November 21, 2010	274,605
	Nash-Finch Co.
494,800	Term Loan, 8.38%, Maturing November 12, 2010	472,534
	National Dairy Holdings, L.P.
359,771	Term Loan, 7.13%, Maturing March 15, 2012	348,079
	Pinnacle Foods Finance, LLC
3,117,188	Term Loan, 7.95%, Maturing April 2, 2014	3,013,282
	QCE Finance, LLC
989,981	Term Loan, 7.57%, Maturing May 5, 2013	963,530
	Reddy Ice Group, Inc.
1,675,000	Term Loan, 7.11%, Maturing August 9, 2012	1,649,875
		$21,656,325
Food Service — 2.2%
	AFC Enterprises, Inc.
$168,441	Term Loan, 7.50%, Maturing May 23, 2009	$165,072
	Buffets, Inc.
87,694	Term Loan, Maturing May 1, 2013 (2)	88,461
662,306	Term Loan, Maturing November 1, 2013 (2)	668,102
81,666	Term Loan, 5.20%, Maturing May 1, 2013	69,891
613,696	Term Loan, 8.29%, Maturing November 1, 2013	524,960
	Burger King Corp.
1,310,839	Term Loan, 6.75%, Maturing June 30, 2012	1,297,731
	CBRL Group, Inc.
1,568,789	Term Loan, 6.86%, Maturing April 27, 2013	1,534,146
	Denny’s, Inc.
133,333	Term Loan, 5.43%, Maturing March 31, 2012	131,500
683,380	Term Loan, 7.32%, Maturing March 31, 2012	673,983
	JRD Holdings, Inc.
460,156	Term Loan, 8.17%, Maturing June 26, 2014	453,254
	Krispy Kreme Doughnut Corp.
428,741	Term Loan, 8.11%, Maturing February 16, 2014	396,585
	NPC International, Inc.
920,000	Term Loan, 7.04%, Maturing May 3, 2013	900,450

	OSI Restaurant Partners, LLC
$183,704	Term Loan, 5.52%, Maturing May 9, 2013	$176,413
2,310,505	Term Loan, 7.44%, Maturing May 9, 2014	2,218,808
	RMK Acquisition Corp. (Aramark)
66,700	Term Loan, Maturing January 26, 2014 (2)	66,783
933,300	Term Loan, Maturing January 26, 2014 (2)	934,467
208,455	Term Loan, 5.20%, Maturing January 26, 2014	203,986
2,912,419	Term Loan, 7.20%, Maturing January 26, 2014	2,849,963
	Sagittarius Restaurants, LLC
246,250	Term Loan, 7.45%, Maturing March 29, 2013	229,013
	Weight Watchers International, Inc.
995,000	Term Loan, 6.88%, Maturing January 26, 2014	987,538
		$14,571,106
Food/Drug Retailers — 1.7%
	General Nutrition Centers, Inc.
$1,820,438	Term Loan, 7.61%, Maturing September 16, 2013	$1,737,380
	Giant Eagle, Inc.
196,500	Term Loan, 6.86%, Maturing November 7, 2012	196,868
	Pantry, Inc. (The)
611,111	Term Loan, 0.00%, Maturing May 15, 2014 (3)	588,194
2,133,542	Term Loan, 6.88%, Maturing May 15, 2014	2,053,534
	Rite Aid Corp.
2,650,000	Term Loan, 7.33%, Maturing June 1, 2014	2,598,656
	Roundy’s Supermarkets, Inc.
2,329,755	Term Loan, 8.46%, Maturing November 3, 2011	2,309,369
	Supervalu, Inc.
1,643,475	Term Loan, 7.32%, Maturing June 1, 2012	1,630,637
		$11,114,638
Forest Products — 1.7%
	Appleton Papers, Inc.
$897,750	Term Loan, 7.06%, Maturing June 5, 2014	$859,596
	Boise Cascade Holdings, LLC
2,174,609	Term Loan, 6.69%, Maturing April 30, 2014	2,164,643
489,463	Term Loan, 6.72%, Maturing April 30, 2014	487,220
	Domtar Corp.
806,250	Term Loan, 7.19%, Maturing March 7, 2014	787,908
	Georgia-Pacific Corp.
992,500	Term Loan, 7.37%, Maturing December 20, 2012	974,081
4,890,674	Term Loan, 7.41%, Maturing December 20, 2012	4,799,913
	NewPage Corp.
333,333	Term Loan, 7.63%, Maturing May 2, 2011	331,667
	Xerium Technologies, Inc.
715,914	Term Loan, 7.95%, Maturing May 18, 2012	681,312
		$11,086,340

Healthcare — 9.1%
	Accellent, Inc.
$1,483,649	Term Loan, 8.01%, Maturing November 22, 2012	$1,405,758
	Advanced Medical Optics, Inc.
746,250	Term Loan, 7.20%, Maturing April 2, 2014	710,803
	American Medical Systems
712,367	Term Loan, 7.57%, Maturing July 20, 2012	696,339
	AMN Healthcare, Inc.
167,135	Term Loan, 6.95%, Maturing November 2, 2011	162,748
	AMR HoldCo, Inc.
1,435,845	Term Loan, 7.72%, Maturing February 10, 2012	1,404,436
	Biomet, Inc.
2,000,000	Term Loan, 8.20%, Maturing December 26, 2014	1,979,642
	Cardinal Health 409, Inc.
2,394,000	Term Loan, 7.45%, Maturing April 10, 2014	2,298,240
	Carestream Health, Inc.
3,050,000	Term Loan, 7.27%, Maturing April 30, 2013	2,941,344
	Community Health Systems, Inc.
433,101	Term Loan, 0.00%, Maturing July 25, 2014 (3)	426,253
6,566,899	Term Loan, 7.76%, Maturing July 25, 2014	6,463,063
	Concentra, Inc.
473,813	Term Loan, 7.45%, Maturing June 25, 2014	459,598
	ConMed Corp.
696,889	Term Loan, 6.63%, Maturing April 13, 2013	681,209
	CRC Health Corp.
2,475,943	Term Loan, 7.45%, Maturing February 6, 2013	2,420,235
	DaVita, Inc.
3,056,280	Term Loan, 6.85%, Maturing October 5, 2012	3,006,615
	DJ Orthopedics, LLC
815,714	Term Loan, 6.93%, Maturing April 7, 2013	808,577
	Emdeon Business Services, LLC
500,000	Term Loan, Maturing November 16, 2013 (2)	480,000
2,917,897	Term Loan, 7.49%, Maturing November 16, 2013	2,882,357
	Encore Medical Finance, LLC
1,138,502	Term Loan, 7.84%, Maturing November 3, 2013	1,127,117
	FHC Health Systems, Inc.
222,222	Term Loan, 12.11%, Maturing June 27, 2008	224,444
	Fresenius Medical Care Holdings
1,264,760	Term Loan, 6.71%, Maturing March 31, 2013	1,246,128
	Hanger Orthopedic Group, Inc.
308,084	Term Loan, 7.45%, Maturing May 30, 2013	301,922
	HCA, Inc.
4,416,625	Term Loan, 7.45%, Maturing November 18, 2013	4,339,334
	Health Management Association, Inc.
3,145,010	Term Loan, 6.95%, Maturing February 28, 2014	2,996,607
	HealthSouth Corp.
1,489,664	Term Loan, 7.86%, Maturing March 10, 2013	1,451,678

	Iasis Healthcare, LLC
$440,461	Term Loan, 5.96%, Maturing March 14, 2014 (3)	$420,916
117,456	Term Loan, 7.12%, Maturing March 14, 2014	112,244
1,282,637	Term Loan, 7.36%, Maturing March 14, 2014	1,225,720
	Ikaria Acquisition, Inc.
330,319	Term Loan, 7.70%, Maturing March 28, 2013	322,061
	IM U.S. Holdings, LLC
847,875	Term Loan, 7.20%, Maturing June 26, 2014	830,918
	Invacare Corp.
1,489,994	Term Loan, 7.55%, Maturing February 12, 2013	1,435,050
	inVentiv Health, Inc.
40,000	Term Loan, 0.00%, Maturing July 6, 2014 (3)	38,800
658,350	Term Loan, 6.88%, Maturing July 6, 2014	638,600
	Leiner Health Products, Inc.
232,121	Term Loan, 9.65%, Maturing May 27, 2011	220,805
	LifePoint Hospitals, Inc.
1,449,394	Term Loan, 7.17%, Maturing April 15, 2012	1,415,877
	Magellan Health Services, Inc.
375,000	Term Loan, 5.60%, Maturing August 15, 2008	367,500
140,625	Term Loan, 7.50%, Maturing August 15, 2008	137,813
	Matria Healthcare, Inc.
463,212	Term Loan, 7.20%, Maturing January 19, 2012	453,658
895,775	Term Loan, 7.34%, Maturing January 19, 2012	877,300
	MultiPlan Merger Corp.
360,667	Term Loan, 7.63%, Maturing April 12, 2013	351,763
1,364,386	Term Loan, 7.63%, Maturing April 12, 2013	1,330,704
	National Mentor Holdings, Inc.
73,271	Term Loan, 5.32%, Maturing June 29, 2013	69,241
1,213,730	Term Loan, 7.20%, Maturing June 29, 2013	1,146,975
	National Rental Institutes, Inc.
246,875	Term Loan, 7.50%, Maturing March 31, 2013	236,537
	Physiotherapy Associates, Inc.
600,000	Term Loan, 9.75%, Maturing June 27, 2013	595,500
	Psychiatric Solutions Inc.
999,347	Term Loan, 7.14%, Maturing May 31, 2014	977,487
	RadNet Management, Inc.
496,251	Term Loan, 9.22%, Maturing November 15, 2012	497,491
	Renal Advantage, Inc.
805,681	Term Loan, 8.10%, Maturing October 5, 2012	779,496
	Select Medical Holding Corp.
1,286,336	Term Loan, 7.48%, Maturing February 24, 2012	1,230,595
	Sunrise Medical Holdings, Inc.
720,201	Term Loan, 9.48%, Maturing May 13, 2010	658,984
	United Surgical Partners International
161,290	Term Loan, 5.16%, Maturing April 19, 2014 (3)	156,351
834,516	Term Loan, 7.38%, Maturing April 19, 2014	808,959

	Vanguard Health Holding Co., LLC
$985,093	Term Loan, 7.45%, Maturing September 23, 2011	$956,772
	Viant Holdings, Inc.
399,000	Term Loan, 7.45%, Maturing June 25, 2014	373,564
		$59,582,128
Home Furnishings — 1.6%
	Hunter Fan Co.
$30,000	Term Loan, 0.00%, Maturing April 16, 2014 (3)	$27,600
319,275	Term Loan, 8.03%, Maturing April 16, 2014	293,733
	Interline Brands, Inc.
2,880,161	Term Loan, 6.88%, Maturing June 23, 2013	2,822,558
	National Bedding Co., LLC
2,779,722	Term Loan, 7.55%, Maturing August 31, 2011	2,682,431
	Oreck Corp.
493,655	Term Loan, 9.50%, Maturing February 2, 2012	396,158
	Sealy Mattress Co.
1,985,714	Term Loan, 6.82%, Maturing August 25, 2011	1,916,214
300,000	Term Loan, 7.02%, Maturing August 25, 2012	291,000
	Simmons Co.
1,867,333	Term Loan, 7.38%, Maturing December 19, 2011	1,811,313
		$10,241,007
Industrial Equipment — 2.0%
	Aearo Technologies, Inc.
$947,625	Term Loan, 7.45%, Maturing July 2, 2014	$916,827
	Alliance Laundry Holdings, LLC
526,064	Term Loan, 7.88%, Maturing January 27, 2012	518,173
	Bucyrus International, Inc.
500,000	Term Loan, 6.93%, Maturing May 4, 2014	493,125
	Colfax Corp.
1,473,996	Term Loan, 7.50%, Maturing May 30, 2009	1,462,941
	EPD Holdings (Goodyear Engineering Products)
131,250	Term Loan, 0.00%, Maturing July 13, 2014 (3)	127,969
918,750	Term loan, 7.86%, Maturing July 13, 2014	895,781
	Flowserve Corp.
232,000	Term Loan, 6.78%, Maturing August 10, 2012	228,882
	Generac Acquisition Corp.
1,292,000	Term Loan, 9.25%, Maturing November 7, 2013	1,167,414
	Gleason Corp.
511,829	Term Loan, 7.47%, Maturing June 30, 2013	504,151
	Itron, Inc.
447,750	Term Loan, 7.17%, Maturing April 18, 2014	442,433
	Jason, Inc.
300,000	Term Loan, 8.03%, Maturing April 30, 2010	292,500
	John Maneely Co.
1,526,595	Term Loan, 8.61%, Maturing December 8, 2013	1,422,120

	Kinetek Acquisition Corp.
$47,369	Term Loan, 7.63%, Maturing November 10, 2013	$46,422
473,693	Term Loan, 7.81%, Maturing November 10, 2013	464,219
	Loan Acquisitions Corp.
362,841	Term Loan, 7.63%, Maturing July 11, 2014	358,305
136,023	Term Loan, 8.04%, Maturing July 11, 2014	134,322
	Polypore, Inc.
2,169,563	Term Loan, 7.38%, Maturing July 3, 2014	2,099,052
	Terex Corp.
493,750	Term Loan, 6.95%, Maturing July 13, 2013	491,281
	TFS Acquisition Corp.
1,212,750	Term Loan, 8.70%, Maturing August 11, 2013	1,182,431
		$13,248,348
Insurance — 1.3%
	Amwins Group, Inc.
$498,750	Term Loan, 8.06%, Maturing June 8, 2013	$466,331
	CCC Information Services Group, Inc.
820,870	Term Loan, 7.71%, Maturing February 10, 2013	796,244
	Conseco, Inc.
3,468,756	Term Loan, 7.13%, Maturing October 10, 2013	3,290,982
	Crawford & Company
897,262	Term Loan, 7.45%, Maturing October 31, 2013	882,681
	Hub International Holdings, Inc.
288,009	Term Loan, 0.00%, Maturing June 13, 2014 (3)	281,889
1,283,548	Term Loan, 8.20%, Maturing June 13, 2014	1,256,272
	U.S.I. Holdings Corp.
1,296,750	Term Loan, 7.95%, Maturing May 4, 2014	1,270,005
		$8,244,404
Leisure Goods/Activities/Movies — 4.8%
	AMC Entertainment, Inc.
$2,671,355	Term Loan, 6.88%, Maturing January 26, 2013	$2,617,928
	AMF Bowling Worldwide, Inc.
498,750	Term Loan, 8.21%, Maturing June 8, 2013	486,281
	Bombardier Recreational Product
501,266	Term Loan, 7.86%, Maturing June 28, 2013	491,658
	Carmike Cinemas, Inc.
291,804	Term Loan, 8.75%, Maturing May 19, 2012	290,163
496,231	Term Loan, 8.98%, Maturing May 19, 2012	493,440
	Cedar Fair, L.P.
3,215,578	Term Loan, 7.13%, Maturing August 30, 2012	3,157,964
	Cinemark, Inc.
2,950,946	Term Loan, 7.27%, Maturing October 5, 2013	2,880,451
	Dave & Buster’s, Inc.
196,875	Term Loan, 7.48%, Maturing March 8, 2013	194,907

	Deluxe Entertainment Services
$59,055	Term Loan, 5.10%, Maturing January 28, 2011	$57,283
1,393,701	Term Loan, 7.45%, Maturing January 28, 2011	1,351,890
	DW Funding, LLC
878,155	Term Loan, 7.31%, Maturing April 30, 2011	873,764
	Easton-Bell Sports, Inc.
1,979,918	Term Loan, 6.85%, Maturing March 16, 2012	1,903,816
	Fender Musical Instruments Corp.
208,333	Term Loan, 0.00%, Maturing June 9, 2014 (3)	201,042
416,667	Term Loan, 7.65%, Maturing June 9, 2014	402,083
	Mega Blocks, Inc.
1,484,374	Term Loan, 7.63%, Maturing July 26, 2012	1,397,167
	Metro-Goldwyn-Mayer Holdings, Inc.
866,800	Term Loan, 8.45%, Maturing April 8, 2012	831,685
	National CineMedia, LLC
2,400,000	Term Loan, 7.46%, Maturing February 13, 2015	2,307,562
	Regal Cinemas Corp.
2,970,000	Term Loan, 6.70%, Maturing November 10, 2010	2,890,855
	Revolution Studios Distribution Co., LLC
715,707	Term Loan, 8.88%, Maturing December 21, 2014	701,393
	Six Flags Theme Parks, Inc.
2,094,750	Term Loan, 7.75%, Maturing April 30, 2015	2,007,851
	Universal City Development Partners, Ltd.
796,080	Term Loan, 7.42%, Maturing June 9, 2011	780,158
	WMG Acquisition Corp.
3,989,558	Term Loan, 7.48%, Maturing February 28, 2011	3,904,780
	Zuffa, LLC
997,500	Term Loan, 7.56%, Maturing June 20, 2016	902,738
		$31,126,859
Lodging and Casinos — 2.7%
	Ameristar Casinos, Inc.
$739,984	Term Loan, 8.43%, Maturing November 10, 2012	$731,660
	Bally Technologies, Inc.
1,235,265	Term Loan, 8.64%, Maturing September 5, 2009	1,228,573
	CCM Merger, Inc.
195,502	Term Loan, 7.30%, Maturing April 25, 2012	189,881
	Gateway Casinos
900,000	Term Loan, Maturing June 30, 2014 (2)	864,000
	Green Valley Ranch Gaming, LLC
1,258,436	Term Loan, 7.41%, Maturing February 16, 2014	1,226,975
	Herbst Gaming, Inc.
1,787,745	Term Loan, 8.17%, Maturing December 2, 2011	1,774,337
	Isle of Capri Casinos, Inc.
335,294	Term Loan, 0.00%, Maturing November 30, 2013 (3)	323,894
1,560,794	Term Loan, 6.89%, Maturing November 30, 2013	1,507,727
	Las Vegas Sands Corp.
2,314,200	Term Loan, 6.95%, Maturing May 23, 2014	2,258,756

	LodgeNet Entertainment Corp.
$1,496,250	Term Loan, 7.20%, Maturing April 4, 2014	$1,462,584
	Penn National Gaming, Inc.
2,139,813	Term Loan, 7.11%, Maturing October 3, 2012	2,127,034
	Seminole Tribe of Florida
216,599	Term Loan, 6.88%, Maturing March 5, 2014	215,245
64,777	Term Loan, 6.97%, Maturing March 5, 2014	64,372
218,623	Term Loan, 7.13%, Maturing March 5, 2014	217,257
	Venetian Casino Resort, LLC
580,000	Term Loan, 0.00%, Maturing May 14, 2014 (3)	566,104
	VML US Finance, LLC
83,333	Term Loan, 7.45%, Maturing May 25, 2012	81,563
1,066,667	Term Loan, 7.45%, Maturing May 25, 2013	1,044,000
	Wimar Opco, LLC
1,800,525	Term Loan, 7.45%, Maturing January 3, 2012	1,749,403
		$17,633,365
Nonferrous Metals/Minerals — 1.8%
	Alpha Natural Resources, LLC
$294,750	Term Loan, 6.95%, Maturing October 26, 2012	$291,066
	Compass Minerals Group, Inc.
2,029,144	Term Loan, 6.79%, Maturing December 22, 2012	2,007,162
	Freeport-McMoran Copper and Gold
1,000,000	Term Loan, Maturing March 19, 2014 (2)	997,500
	IFM (US) Colonial Pipeline 2, LLC
398,000	Term Loan, 7.51%, Maturing February 27, 2012	393,523
	Magnum Coal Co.
66,013	Term Loan, 8.38%, Maturing March 15, 2013	61,392
651,352	Term Loan, 8.42%, Maturing March 15, 2013	605,757
	Murray Energy Corp.
341,250	Term Loan, 8.54%, Maturing January 28, 2010	337,838
	Noranda Aluminum Acquisition
1,949,250	Term Loan, 7.51%, Maturing May 18, 2014	1,899,300
	Novelis, Inc.
1,471,312	Term Loan, 7.20%, Maturing June 28, 2014	1,433,916
	Oxbow Carbon and Mineral Holdings
180,755	Term Loan, 7.20%, Maturing May 8, 2014	169,006
2,058,448	Term Loan, 7.21%, Maturing May 8, 2014	1,924,649
	Thompson Creek Metals Co.
743,804	Term Loan, 9.88%, Maturing October 26, 2012	740,084
	Tube City IMS Corp.
108,108	Term Loan, 5.10%, Maturing January 25, 2014	103,964
887,432	Term Loan, 7.45%, Maturing January 25, 2014	853,414
		$11,818,571

Oil and Gas — 3.2%
	Atlas Pipeline Partners, L.P.
$1,120,000	Term Loan, 7.96%, Maturing July 20, 2014	$1,118,600
	Big West Oil, LLC
687,500	Term Loan, 0.00%, Maturing May 1, 2014 (3)	666,875
559,375	Term Loan, 7.44%, Maturing May 1, 2014	542,594
	Citgo Petroleum Corp.
455,896	Term Loan, 6.45%, Maturing November 15, 2012	454,186
	Dresser, Inc.
2,474,519	Term Loan, 8.00%, Maturing May 4, 2014	2,435,546
	Dynegy Holdings, Inc.
2,651,064	Term Loan, 6.63%, Maturing April 2, 2013	2,542,182
148,936	Term Loan, 7.17%, Maturing April 2, 2013	142,819
	El Paso Corp.
2,365,000	Term Loan, 5.22%, Maturing July 31, 2011	2,338,394
	Energy Transfer Equity, L.P.
900,000	Term Loan, 7.11%, Maturing February 8, 2012	887,625
	Hercules Offshore, Inc.
500,000	Term Loan, 7.11%, Maturing July 6, 2013	493,125
	Kinder Morgan, Inc.
2,563,072	Term Loan, 6.64%, Maturing May 21, 2014	2,518,380
	Niska Gas Storage
246,032	Term Loan, 7.28%, Maturing May 13, 2011	242,444
131,559	Term Loan, 7.32%, Maturing May 13, 2011	129,640
88,750	Term Loan, 7.33%, Maturing May 13, 2011	87,456
865,268	Term Loan, 7.32%, Maturing May 12, 2013	852,650
	Targa Resources, Inc.
698,459	Term Loan, 5.07%, Maturing October 31, 2012	692,697
2,927,992	Term Loan, 7.53%, Maturing October 31, 2012	2,903,836
	Volnay Acquisition Co.
1,606,500	Term Loan, 7.13%, Maturing January 12, 2014	1,566,338
		$20,615,387
Publishing — 6.6%
	American Media Operations, Inc.
$2,075,000	Term Loan, 8.80%, Maturing January 31, 2013	$2,043,875
	Black Press US Partnership
990,000	Term Loan, 7.54%, Maturing August 2, 2013	968,963
	CanWest MediaWorks, Ltd.
598,500	Term Loan, 7.54%, Maturing July 10, 2014	588,026
	CBD Media, LLC
927,273	Term Loan, 7.63%, Maturing December 31, 2009	923,795
	Dex Media East, LLC
1,235,306	Term Loan, 7.03%, Maturing May 8, 2009	1,229,351
	Dex Media West, LLC
86,718	Term Loan, 7.05%, Maturing March 9, 2010	86,040

$326,905	Term Loan, 7.04%, Maturing September 9, 2010	$324,658
	GateHouse Media Operating, Inc.
596,739	Term Loan, 7.37%, Maturing August 28, 2014	550,160
1,503,261	Term Loan, 7.51%, Maturing August 28, 2014	1,385,922
	Idearc, Inc.
5,510,241	Term Loan, 7.20%, Maturing November 17, 2014	5,434,475
	Josten’s Corp.
545,217	Term Loan, 7.20%, Maturing October 4, 2011	541,469
	Laureate Education, Inc.
1,197,606	Term Loan, Maturing August 17, 2014 (2)	1,163,174
	MediaNews Group, Inc.
400,324	Term Loan, 6.88%, Maturing August 25, 2010	381,309
1,266,525	Term Loan, 7.38%, Maturing August 2, 2013	1,207,948
	Merrill Communications, LLC
1,683,268	Term Loan, 7.42%, Maturing February 9, 2009	1,658,019
	Nebraska Book Co., Inc.
335,254	Term Loan, 7.65%, Maturing March 4, 2011	332,740
	Nelson Education, Ltd.
350,000	Term Loan, 7.70%, Maturing July 5, 2014	328,563
	Newspaper Holdings, Inc.
350,000	Term Loan, 6.88%, Maturing July 24, 2014	329,000
	Nielsen Finance, LLC
1,000,000	Term Loan, Maturing August 9, 2013 (2)	1,003,750
3,217,505	Term Loan, 7.36%, Maturing August 9, 2013	3,103,045
	Penton Media, Inc.
997,494	Term Loan, 7.61%, Maturing February 1, 2013	953,853
	Philadelphia Newspapers, LLC
476,868	Term Loan, 8.86%, Maturing June 29, 2013	450,640
	R.H. Donnelley Corp.
3,126	Term Loan, 6.43%, Maturing December 31, 2009	3,080
431,196	Term Loan, 6.99%, Maturing June 30, 2010	427,393
	Reader’s Digest Association
3,631,773	Term Loan, 7.54%, Maturing March 2, 2014	3,456,238
	Riverdeep Interactive Learning USA, Inc.
2,630,079	Term Loan, 7.95%, Maturing December 20, 2013	2,611,011
	SGS International, Inc.
196,989	Term Loan, 5.04%, Maturing December 30, 2011 (3)	195,019
794,261	Term Loan, 7.84%, Maturing December 30, 2011	784,333
	Source Media, Inc.
679,978	Term Loan, 7.38%, Maturing November 8, 2011	670,203
	SP Newsprint Co.
871,627	Term Loan, 5.13%, Maturing January 9, 2010	836,762
	Sun Media Corp.
1,469,602	Term Loan, 7.11%, Maturing February 7, 2009	1,447,558

	The Star Tribune Co.
$1,236,667	Term Loan, 7.86%, Maturing May 17, 2009	$1,215,025
1,094,500	Term Loan, 7.45%, Maturing March 5, 2014	896,396
1,995,000	Term Loan, 8.36%, Maturing May 17, 2014	1,820,715
	TL Acquisitions, Inc.
1,400,000	Term Loan, 7.95%, Maturing July 5, 2014	1,360,334
	Xsys US, Inc.
645,050	Term Loan, 7.39%, Maturing September 27, 2013	614,141
132,027	Term Loan, 7.39%, Maturing September 27, 2013	125,701
645,050	Term Loan, 7.39%, Maturing September 27, 2014	614,571
134,855	Term Loan, 7.39%, Maturing September 27, 2014	128,483
	Yell Group, PLC
850,000	Term Loan, 7.13%, Maturing February 10, 2013	831,473
		$43,027,211
Radio and Television — 4.5%
	Block Communications, Inc.
$147,375	Term Loan, 7.20%, Maturing December 22, 2011	$142,217
	Citadel Broadcasting Corp.
3,475,000	Term Loan, 6.79%, Maturing June 12, 2014	3,328,400
	CMP Susquehanna Corp.
1,427,679	Term Loan, 7.35%, Maturing May 5, 2013	1,378,959
	Cumulus Media, Inc.
1,377,880	Term Loan, 7.46%, Maturing June 11, 2014	1,349,748
	Discovery Communications, Inc.
2,543,625	Term Loan, 7.20%, Maturing April 30, 2014	2,502,291
	Emmis Operating Co.
1,466,052	Term Loan, 7.36%, Maturing November 2, 2013	1,439,251
	Entravision Communications Corp.
245,625	Term Loan, 6.86%, Maturing September 29, 2013	240,098
	Gray Television, Inc.
1,794,500	Term Loan, 6.86%, Maturing January 19, 2015	1,730,944
	HIT Entertainment, Inc.
1,746,202	Term Loan, 7.34%, Maturing March 20, 2012	1,685,085
	LBI Media, Inc.
246,250	Term Loan, 6.63%, Maturing March 31, 2012	236,400
	Live Nation Worldwide, Inc.
828,479	Term Loan, 7.95%, Maturing December 21, 2013	803,625
	Local TV Finance, LLC
997,500	Term Loan, 7.31%, Maturing May 7, 2013	947,625
	NEP II, Inc.
820,872	Term Loan, 7.45%, Maturing February 16, 2014	774,185
	Nexstar Broadcasting, Inc.
306,323	Term Loan, 6.95%, Maturing October 1, 2012	295,603
	PanAmSat Corp.
3,161,181	Term Loan, 7.36%, Maturing January 3, 2014	3,128,251

	Paxson Communications Corp.
$250,000	Term Loan, 8.61%, Maturing January 15, 2012	$245,625
	Raycom TV Broadcasting, LLC
1,800,000	Term Loan, 6.88%, Maturing June 25, 2014	1,755,000
	SFX Entertainment
122,980	Term Loan, 7.95%, Maturing June 21, 2013	119,291
	Sirius Satellite Radio, Inc.
500,000	Term Loan, 7.63%, Maturing December 19, 2012	488,750
	Spanish Broadcasting System, Inc.
861,764	Term Loan, 6.95%, Maturing June 10, 2012	820,023
	Univision Communications, Inc.
365,436	Term Loan, 0.00%, Maturing September 29, 2014 (3)	348,459
5,684,564	Term Loan, 7.61%, Maturing September 29, 2014	5,420,470
	Young Broadcasting, Inc.
244,375	Term Loan, 7.87%, Maturing November 3, 2012	229,102
		$29,409,402
Rail Industries — 0.4%
	Kansas City Southern Railway Co.
$1,584,962	Term Loan, 6.88%, Maturing March 30, 2008	$1,550,291
	RailAmerica, Inc.
950,000	Term Loan, 7.81%, Maturing August 14, 2008	938,125
		$2,488,416
Retailers (Except Food and Drug) — 2.3%
	Amscan Holdings, Inc.
$348,250	Term Loan, 7.56%, Maturing May 25, 2013	$333,449
	Claire’s Stores, Inc.
249,375	Term Loan, 7.95%, Maturing May 24, 2014	233,789
	Coinmach Laundry Corp.
372,352	Term Loan, 8.04%, Maturing December 19, 2012	371,421
	Cumberland Farms, Inc.
1,485,000	Term Loan, 7.95%, Maturing September 29, 2013	1,470,150
	FTD, Inc.
471,784	Term Loan, 7.36%, Maturing July 28, 2013	465,297
	Harbor Freight Tools USA, Inc.
681,601	Term Loan, 7.86%, Maturing July 15, 2010	653,485
	Neiman Marcus Group, Inc.
2,083,824	Term Loan, 7.45%, Maturing April 5, 2013	2,057,311
	Orbitz Worldwide, Inc.
850,000	Term Loan, 8.20%, Maturing July 25, 2014	831,938
	Oriental Trading Co., Inc.
1,979,962	Term Loan, 7.58%, Maturing July 31, 2013	1,873,539
	Pep Boys - Manny, Moe, & Jack, (The)
2,081,763	Term Loan, 7.54%, Maturing January 27, 2011	2,060,945
	Rent-A-Center, Inc.
1,875,977	Term Loan, 7.20%, Maturing November 15, 2012	1,841,585

	Rover Acquisition Corp.
$744,375	Term Loan, 7.53%, Maturing October 26, 2013	$726,076
	Savers, Inc.
236,114	Term Loan, 8.09%, Maturing August 11, 2012	231,391
	The Yankee Candle Company, Inc.
1,890,500	Term Loan, 7.20%, Maturing February 6, 2014	1,851,115
		$15,001,491
Steel — 0.3%
	Algoma Acquisition Corp.
$500,000	Term Loan, Maturing June 20, 2013 (2)	$478,750
1,345,375	Term Loan, 8.09%, Maturing June 20, 2013	1,315,877
		$1,794,627
Surface Transport — 0.8%
	Baker Corp.
$997,500	Term Loan, 7.79%, Maturing May 8, 2014	$975,056
	Gainey Corp.
969,841	Term Loan, 8.09%, Maturing April 20, 2012	872,857
	Laidlaw International, Inc.
496,251	Term Loan, 8.50%, Maturing July 31, 2013	495,629
	Oshkosh Truck Corp.
1,036,875	Term Loan, 7.45%, Maturing December 6, 2013	1,024,109
	Swift Transportation Co., Inc.
1,877,907	Term Loan, 8.38%, Maturing May 10, 2014	1,713,926
		$5,081,577
Telecommunications — 3.3%
	Alaska Communications Systems Holdings, Inc.
$1,300,000	Term Loan, 6.95%, Maturing February 1, 2012	$1,274,975
	American Cellular Corp.
1,596,000	Term Loan, 7.36%, Maturing March 15, 2014	1,589,849
	Asurion Corp.
1,750,000	Term Loan, 8.36%, Maturing July 13, 2012	1,703,333
	Cellular South, Inc.
375,000	Term Loan, 0.00%, Maturing May 29, 2014 (3)	367,266
1,122,188	Term Loan, 7.11%, Maturing May 29, 2014	1,099,042
	Centennial Cellular Operating Co., LLC
320,833	Term Loan, 7.22%, Maturing February 9, 2011	316,054
	Cincinnati Bell, Inc.
132,500	Term Loan, 7.15%, Maturing August 31, 2012	130,513
	Consolidated Communications, Inc.
3,310,938	Term Loan, 6.95%, Maturing July 27, 2015	3,286,106
	Crown Castle Operating Co.
374,063	Term Loan, 6.88%, Maturing January 9, 2014	366,514
	FairPoint Communications, Inc.
1,340,000	Term Loan, 7.00%, Maturing February 8, 2012	1,319,900

	Intelsat Bermuda, Ltd.
$575,000	Term Loan, 7.86%, Maturing February 1, 2014	$569,430
	Intelsat Subsidiary Holding Co.
272,938	Term Loan, 7.36%, Maturing July 3, 2013	270,754
	Iowa Telecommunications Services
1,450,000	Term Loan, 6.99%, Maturing November 23, 2011	1,434,292
	IPC Systems, Inc.
1,396,500	Term Loan, 7.45%, Maturing May 31, 2014	1,290,454
	NTelos, Inc.
1,857,725	Term Loan, 7.38%, Maturing August 24, 2011	1,834,503
	NTL Investment Holdings, Ltd.
677,570	Term Loan, 7.36%, Maturing March 30, 2012	656,979
	Safent, Inc.
748,125	Term Loan, 7.86%, Maturing April 12, 2014	693,886
	Stratos Global Corp.
198,000	Term Loan, 7.95%, Maturing February 13, 2012	194,535
	Triton PCS, Inc.
2,226,810	Term Loan, 8.38%, Maturing November 18, 2009	2,218,922
	Windstream Corp.
822,755	Term Loan, 6.86%, Maturing July 17, 2013	819,229
		$21,436,536
Utilities — 2.5%
	AEI Finance Holding, LLC
$150,829	Revolving Loan, 5.26%, Maturing March 30, 2012	$147,812
1,136,875	Term Loan, 8.20%, Maturing March 30, 2014	1,114,138
	Astoria Generating Co.
1,168,080	Term Loan, 7.21%, Maturing February 23, 2013	1,155,912
	BRSP, LLC
480,687	Term Loan, 8.38%, Maturing July 13, 2009	471,073
	Calpine Corp.
1,492,500	DIP Loan, 7.45%, Maturing March 30, 2009	1,475,244
	Cogentrix Delaware Holdings, Inc.
129,277	Term Loan, 6.63%, Maturing April 14, 2012	126,799
	Covanta Energy Corp.
635,155	Term Loan, 5.10%, Maturing February 9, 2014	616,894
1,286,621	Term Loan, 6.93%, Maturing February 9, 2014	1,249,630
	Elster Group GmbH (Ruhrgas)
317,225	Term Loan, 7.63%, Maturing June 12, 2013	306,651
317,225	Term Loan, 7.88%, Maturing June 12, 2014	308,237
	LS Power Acquisition Co.
397,500	Term Loan, 7.19%, Maturing May 1, 2014	389,053
	Mirant North America, LLC
238,523	Term Loan, 6.88%, Maturing January 3, 2013	235,200
	NRG Energy, Inc.
1,675,000	Term Loan, 0.00%, Maturing June 1, 2014 (3)	1,645,688
1,456,972	Term Loan, 6.85%, Maturing June 1, 2014	1,432,842
3,509,233	Term Loan, 6.95%, Maturing June 1, 2014	3,451,113

	NSG Holdings, LLC
$492,277	Term Loan, 7.21%, Maturing June 15, 2014	$473,817
	Pike Electric, Inc.
112,472	Term Loan, 7.38%, Maturing July 1, 2012	110,047
	USPF Holdings, LLC
997,500	Term Loan, 7.10%, Maturing April 11, 2014	957,600
	Vulcan Energy Corp.
776,840	Term Loan, 7.12%, Maturing July 23, 2010	757,419
		$16,425,169
Total Senior Floating-Rate Interests (identified cost $646,748,898)		$628,972,175

Corporate Bonds & Notes — 0.1%

Principal
Amount
(000’s omitted)	Security	Value
Electronics/Electrical — 0.0%
	NXP BV/NXP Funding, LLC, Variable Rate
$300	8.11%, 10/15/13	$279,751
		$279,751
Telecommunications — 0.1%
	Qwest Corp., Sr. Notes, Variable Rate
$300	8.944%, 6/15/13	$321,750
		$321,750
Total Corporate Bonds & Notes (identified cost $598,177)		$601,501

Short-Term Investments — 4.1%

	Principal
Description	(000’s omitted)	Value
Federal Home Loan Bank Discount Note, 4.00%, 10/1/07	$19,828	$19,828,000
BNP Paribas Time Deposit, 5.15%, 10/1/07	6,815	6,815,000
Total Short-Term Investments (identified cost $26,643,000)		$26,643,000

Commercial Paper — 5.2%

Principal	Maturity
Amount	Date	Borrower	Rate	Amount
$6,815,000	10/01/07	Abbey National LLC	5.20%	$6,815,000
6,746,000	10/10/07	American General Finance	4.82%	6,737,871
6,735,000	10/01/07	Fortis Funding, LLC	4.79%	6,735,000
6,776,000	10/03/07	Novartis Finance Corp.	4.85%	6,774,174
6,776,000	10/03/07	Royal Bank of Scotland	4.94%	6,774,141
Total Commercial Paper (identified cost $33,836,186)				$33,836,186
Gross Investments — 105.8% (identified cost $707,826,261)				$690,052,862
Less Unfunded Loan Commitments — (0.9)%				$(6,108,317)
Net Investments — 104.8% (identified cost $701,717,944)				$683,944,545
Other Assets, Less Liabilities — (4.8)%				$(31,441,044)
Net Assets — 100.0%				$652,503,501

DIP	—	Debtor in Possession
(1)

Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		This Senior Loan will settle after September 30, 2007, at which time the interest rate will be determined.
(3)

Unfunded or partially unfunded loan commitments. The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion.

The Fund did not have any open financial instruments at September 30, 2007.

The cost and unrealized appreciation (depreciation) of investments at September 30, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$701,720,892
Gross unrealized appreciation	$88,319
Gross unrealized depreciation	(17,864,666)
Net unrealized depreciation	$(17,776,347)

Eaton Vance VT Worldwide Health Sciences Fund                                                              as of September 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.60%

			Percentage
Security	Shares	Value	of Net Assets
Major Capitalization-Europe — 9.65% (1)
Merck KGaA Co.	3,500	$420,599	1.74%
Novartis AG	20,000	1,096,546	4.54%
Roche Holding AG	4,500	812,069	3.37%
		$2,329,214	9.65%
Major Capitalization-Far East — 12.66% (1)
Astellas Pharma, Inc.	12,000	$572,724	2.38%
Chugai Pharmaceuticals Co., Ltd.	42,000	690,958	2.86%
Daiichi Sankyo Co., Ltd.	18,000	538,929	2.23%
Shionogi & Co., Ltd.	6,300	97,007	0.40%
Takeda Pharmaceutical Co., Ltd.	16,500	1,155,652	4.79%
		$3,055,270	12.66%
Major Capitalization-North America — 36.06% (1)
Abbott Laboratories	13,000	$697,060	2.89%
Amgen, Inc. (2)	18,000	1,018,260	4.22%
Baxter International, Inc.	16,000	900,480	3.73%
Biogen Idec, Inc. (2)	5,900	391,347	1.62%
Bristol-Myers Squibb Co.	17,000	489,940	2.03%
Cephalon, Inc. (2)	10,000	730,600	3.03%
Eli Lilly & Co.	8,000	455,440	1.89%
Genentech, Inc. (2)	15,000	1,170,300	4.85%
Genzyme Corp. (2)	15,900	985,164	4.08%
Pfizer, Inc.	19,600	478,828	1.98%
Schering-Plough Corp.	36,000	1,138,680	4.72%
Wyeth	5,500	245,025	1.02%
		$8,701,124	36.06%
Small & Mid Capitalization-North America — 37.23% (1)
Align Technology, Inc. (2)	31,700	$802,961	3.33%
BioMarin Pharmaceutical, Inc. (2)	38,000	946,200	3.92%
Cubist Pharmaceuticals, Inc. (2)	11,000	232,430	0.96%
Endo Pharmaceuticals Holdings, Inc. (2)	24,500	759,745	3.15%
Exelixis, Inc. (2)	35,200	372,768	1.54%
Genomic Health, Inc. (2)	14,300	274,417	1.14%
Gen-Probe, Inc. (2)	18,000	1,198,440	4.97%
InterMune, Inc. (2)	13,000	248,690	1.03%
LifeCell Corp. (2)	29,000	1,089,530	4.51%
Millennium Pharmaceuticals, Inc. (2)	45,000	456,750	1.89%
NPS Pharmaceuticals, Inc. (2)	34,800	200,100	0.83%
Onyx Pharmaceuticals, Inc. (2)	14,300	622,336	2.58%

1

OSI Pharmaceuticals, Inc. (2)	21,000	$713,790	2.96%
Sepracor, Inc. (2)	10,000	275,000	1.14%
Vertex Pharmaceuticals, Inc. (2)	20,600	791,246	3.28%
		$8,984,403	37.23%
Total Common Stocks (identified cost $17,954,212)		$23,070,011

Short-Term Investments — 3.68%

	Principal
	Amount		Percentage
Security	(000’s omitted)	Value	of Net Assets
Abbey National LLC, 5.20%, 10/1/07	$888	$888,000	3.68%
Total Short-Term Investments (identified cost $888,000)		$888,000
Total Investments (identified cost $18,842,212)		$23,958,011	99.28%
Other Assets, Less Liabilities		$173,066	0.72%
Net Assets		$24,131,077	100.00%

(1)	Major capitalization is defined as market value of $5 billion or more. Small & Mid capitalization is defined as market value less than $5 billion.
(2)	Non-income producing security.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	76.97%	$18,573,527
Japan	12.66	3,055,270
Switzerland	7.91	1,908,615
Germany	1.74	420,599
	99.28%	$23,958,011

The Fund did not have any open financial instruments at September 30, 2007.

The cost and unrealized appreciation (depreciation) of investments at September 30, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$18,857,262
Gross unrealized appreciation	$6,583,177
Gross unrealized depreciation	(1,482,428)
Net unrealized appreciation	$5,100,749

The net unrealized appreciation on foreign currency and foreign currency transactions at September 30, 2007 on a federal income tax basis was $3,418.

2

Eaton Vance VT Large-Cap Value Fund                                                                                  as of September 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.3%

Security	Shares	Value
Aerospace & Defense — 4.7%
General Dynamics Corp.	148	$12,502
Lockheed Martin Corp.	122	13,236
United Technologies Corp.	156	12,555
		$38,293
Auto Components — 1.1%
Johnson Controls, Inc.	77	$9,094
		$9,094
Capital Markets — 6.4%
Ameriprise Financial, Inc.	93	$5,869
Bank of New York Mellon Corp. (The)	263	11,609
Goldman Sachs Group, Inc.	65	14,088
Merrill Lynch & Co., Inc.	229	16,323
Morgan Stanley	77	4,851
		$52,740
Chemicals — 0.7%
Air Products and Chemicals, Inc.	56	$5,475
		$5,475
Commercial Banks — 3.5%
Wachovia Corp.	304	$15,246
Wells Fargo & Co.	386	13,749
		$28,995
Communications Equipment — 1.7%
Nokia Oyj ADR	375	$14,224
		$14,224
Computer Peripherals — 5.0%
Hewlett-Packard Co.	408	$20,314
International Business Machines Corp.	175	20,615
		$40,929
Diversified Financial Services — 6.9%
Bank of America Corp.	338	$16,991
Citigroup, Inc.	424	19,788
JPMorgan Chase & Co.	428	19,611
		$56,390
Diversified Telecommunication Services — 4.8%
AT&T, Inc.	483	$20,436
Verizon Communications, Inc.	437	19,350
		$39,786

1

Electric Utilities — 1.9%
Edison International	288	$15,970
		$15,970
Energy Equipment & Services — 0.6%
Transocean, Inc. (1)	45	$5,087
		$5,087
Food & Staples Retailing — 2.4%
Kroger Co. (The)	354	$10,096
Safeway, Inc.	291	9,635
		$19,731
Food Products — 3.0%
Kraft Foods, Inc., Class A	163	$5,625
Nestle SA	42	18,764
		$24,389
Health Care Providers & Services — 1.1%
Aetna, Inc.	164	$8,900
		$8,900
Hotels, Restaurants & Leisure — 1.2%
McDonald’s Corp.	187	$10,186
		$10,186
Household Products — 0.7%
Kimberly-Clark Corp.	85	$5,972
		$5,972
Independent Power Producers & Energy Traders — 1.8%
Mirant Corp. (1)	161	$6,549
NRG Energy, Inc. (1)	203	8,585
		$15,134
Industrial Conglomerates — 1.2%
General Electric Co.	228	$9,439
		$9,439
Insurance — 8.9%
American International Group, Inc.	278	$18,807
Chubb Corp.	240	12,874
Hartford Financial Services Group, Inc.	135	12,494
Lincoln National Corp.	100	6,597
Prudential Financial, Inc.	103	10,051
Travelers Cos., Inc. (The)	241	12,132
		$72,955

2

Machinery — 3.1%
Deere & Co.	105	$15,584
Eaton Corp.	98	9,706
		$25,290
Media — 3.0%
Time Warner, Inc.	888	$16,304
Walt Disney Co.	238	8,185
		$24,489
Metals & Mining — 4.0%
Alcoa, Inc.	182	$7,120
BHP Billiton, Ltd. ADR	163	12,812
Freeport-McMoRan Copper & Gold, Inc.	119	12,482
		$32,414
Multi-Utilities — 2.2%
Dominion Resources, Inc.	106	$8,936
Public Service Enterprise Group, Inc.	106	9,327
		$18,263
Oil, Gas & Consumable Fuels — 14.1%
Anadarko Petroleum Corp.	140	$7,525
Apache Corp.	100	9,006
Chevron Corp.	168	15,721
ConocoPhillips	241	21,153
Exxon Mobil Corp.	221	20,456
Hess Corp.	143	9,514
Occidental Petroleum Corp.	250	16,020
Valero Energy Corp.	125	8,397
XTO Energy, Inc.	131	8,101
		$115,893
Pharmaceuticals — 5.5%
Abbott Laboratories	144	$7,721
Johnson & Johnson	83	5,453
Novartis AG	100	5,483
Pfizer, Inc.	470	11,482
Wyeth	343	15,281
		$45,420
Real Estate Investment Trusts (REITs) — 1.9%
AvalonBay Communities, Inc.	38	$4,486
Boston Properties, Inc.	44	4,572
Simon Property Group, Inc.	62	6,200
		$15,258

3

Road & Rail — 1.7%
Burlington Northern Santa Fe Corp.	167	$13,555
		$13,555
Specialty Retail — 0.9%
TJX Companies, Inc. (The)	260	$7,558
		$7,558
Textiles, Apparel & Luxury Goods — 1.0%
NIKE, Inc., Class B	137	$8,036
		$8,036
Thrifts & Mortgage Finance — 0.7%
Freddie Mac	91	$5,370
		$5,370
Tobacco — 1.6%
Altria Group, Inc.	194	$13,489
		$13,489
Total Common Stocks (identified cost $746,843)		$798,724
Total Investments — 97.3% (identified cost $746,843)		$798,724
Other Assets, Less Liabilities — 2.7%		$22,517
Net Assets — 100.0%		$821,241

ADR	—	American Depository Receipt
(1)		Non-income producing security.

The Fund did not have any open financial instruments at September 30, 2007.

The cost and unrealized appreciation (depreciation) in the value of the investments owned at September 30, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$746,843
Gross unrealized appreciation	$62,665
Gross unrealized depreciation	(10,784)
Net unrealized appreciation	$51,881

4

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Variable Trust

By:	/s/Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	November 20, 2007

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	November 20, 2007